Note 4 - Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2023	2022
	A$	A$
Accounts receivable	2,125,500	974,323
Allowance for credit losses	0	0
	2,125,500	974,323